Stockholders' Equity and Mezzanine Equity - Restricted Stock (Details) - Wag Labs, Inc. - Restricted Stock [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Unvested at beginning	174,154
Grants	0	174,154
Vested	0
Forfeited	0
Unvested at ending	174,154	174,154
Weighted Average Grant Date Fair Value
Unvested at beginning	$ 0.21
Grants	0	$ 0.21
Vested	0
Forfeited	0
Unvested at ending	$ 0.21	$ 0.21
Unrecognized expense related to unvested restricted stock,	$ 12	$ 14	$ 0